Related Paty Transactions (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
NSPML | Regulated
Related Party Transaction [Line Items]
Purchases from Related Party	$ (324)	$ 163
M&NP | Non-Regulated
Related Party Transaction [Line Items]
Purchases from Related Party	$ 11	$ 14